Derivatives and Hedging Activities - Gains/(Losses) on Derivative Instruments in Fair Value and Cash Flow Accounting Hedging Relationships (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Interest income/(expense), including the effects of fair value and cash flow hedges	$ 545,708,000	$ 568,096,000	$ 515,807,000
Interest income/(expense), including the effects of fair value and cash flow hedges	(51,445,000)	(68,190,000)	$ (62,452,000)
Gain/(loss) on cash flow hedging relationships:
Net income/(expense) recognized on cash flow hedges	0	0
Client swap program hedges | Interest income on loans receivable | Fair value hedging
Gain/(loss) on fair value hedging relationships:
Amounts related to interest settlements on derivatives	(898,000)	128,000
Recognized on derivatives	(21,873,000)	(6,504,000)
Recognized on hedged items	21,906,000	6,479,000
Net income/(expense) recognized on fair value hedges	(865,000)	103,000
Client swap program hedges | Interest expense on FHLB advances | Cash flow hedging
Gain/(loss) on cash flow hedging relationships:
Amounts related to interest settlements on derivatives	6,075,000	(2,823,000)
Amount of derivative gain/(loss) reclassified from AOCI into interest income/expense	0	0
Net income/(expense) recognized on cash flow hedges	$ 6,075,000	$ (2,823,000)